Average Annual Total Returns{- Fidelity Small Cap Stock Fund} - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-10 - Fidelity Small Cap Stock Fund	Fidelity Small Cap Stock Fund Return Before Taxes Past 1 year	Fidelity Small Cap Stock Fund Return Before Taxes Past 5 years	Fidelity Small Cap Stock Fund Return Before Taxes Past 10 years	Fidelity Small Cap Stock Fund After Taxes on Distributions Past 1 year	Fidelity Small Cap Stock Fund After Taxes on Distributions Past 5 years	Fidelity Small Cap Stock Fund After Taxes on Distributions Past 10 years	Fidelity Small Cap Stock Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Stock Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Stock Fund After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	13.80%	10.87%	8.57%	13.80%	9.07%	6.65%	8.17%	8.24%	6.44%	19.96%	13.26%	11.20%